BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
BUSINESS ACQUISITIONS	BUSINESS ACQUISITIONS
a) Acquisition of a majority interest in Pacífico EPS
On November 01, 2024 Credicorp entered into an agreement to acquire the 50.0 percent interest from Empresas Banmédica (“Banmédica” hereafter) in the partnership and participation agreement entered into in December 2014 between Pacifico Compañía de Seguros y Reaseguros S.A. (“Pacifico Seguros”) and Banmédica.
Pursuant to this agreement, Banmédica agreed to transfer its 50.0 percent interest in the private health insurance business in Peru (Joint Venture Agreement) to Pacifico Seguros. In addition, Banmédica agreed to transfer its 50.0 percent interest in Pacifico S.A. Entidad Prestadora de Salud (“Pacifico EPS”), which manages the corporate employee health insurance and medical services businesses in Peru, to Credicorp's subsidiary, Grupo Crédito S.A.
As of March 13, 2025, the Company completed the acquisition of the remaining 50.0 percent interest in Pacífico EPS (representing 24,627,219 shares) and 50.0 percent of the co-investment agreement with Banmédica. The consideration paid for the acquisition of the interest in Pacífico EPS amounted to S/950.9 million.
The business combination was recognized using the acquisition method in accordance with IFRS 3 "Business Combinations". A business combination achieved in stages requires the acquirer to remeasure its previously held equity interest at fair value at the acquisition date, with any resulting gain or loss recognized in profit or loss. Accordingly, the Group remeasured its previously held interest in Pacífico EPS at fair value, recognizing a gain of S/235.5 million, see Note 25.
At the date of acquisition, the carrying amount and fair value of the identified assets and liabilities of the entities purchased were the following:

	Carrying amount	Fair value adjustments	Fair value recognized at acquisition
	S/(000)	S/(000)	S/(000)

Assets
Cash	223,670	–	223,670
Investments	320,161	–	320,161
Property, furniture and equipment, net, Note 9(a)	522,895	208,821	731,716
Investment property, Note 12(g)	948	5	953
Right-of-use assets, net, Note 11	128,049	–	128,049
Intangible assets, Note 10(a)	27,036	681,571	708,607
Other assets	484,974	—	484,974
Total assets	1,707,733	890,397	2,598,130

Liabilities
Due to banks and correspondents	15,795	–	15,795
Bonds and notes issued	115,520	–	115,520
Lease liabilities	156,245	–	156,245
Deferred tax liabilities, net	2,375	262,667	265,042
Other liabilities	615,150	–	615,150
Total liabilities	905,085	262,667	1,167,752
Total net assets identified at fair value	802,648	627,730	1,430,378

Existing shareholding			(950,850)

Non-controlling interest			(57,177)

Goodwill arising on acquisition, Note 10(b)			528,499

Total purchase consideration			950,850

Analysis of cash flows on acquisition

Net cash acquired with the subsidiary (included in investing cash flows)			223,670
Cash paid			(950,850)

Net cash flow on acquisition			(727,180)
The fair value at the acquisition date and the carrying amount of trade receivables amount to S/271.2 million, which are included under “other assets”, and the full contractual amounts were collected.
From the date of acquisition, Pacífico EPS has contributed S/524.4 million of net operating income and S/153.4 million to net profit before tax from the continuing operations of the Group. If the acquisition had taken place at the beginning of the year, net operating income from continuing operations would have been S/611.4 million and the profit before tax from continuing operations for the period would have been S/190.3 million.
The goodwill recognized reflects the market position of the acquired business and the anticipated benefits associated with its continuing operations. It is not expected to be deductible for income tax purposes.
b) Agreement to Acquire Shares of Helm Bank USA –
On December 29, 2025, Banco de Crédito del Perú (“BCP”) entered into a Stock Purchase Agreement (“SPA”) with the shareholders of Helm Bank USA to acquire 100.0 percent of the issued and outstanding shares of Helm Bank USA (“Helm Bank”). Pursuant to the terms of the SPA, BCP will pay an amount of US$180.0 million, subject to customary purchase price adjustments as of the closing date (“Purchase Price”).
Helm Bank is a community bank authorized to operate in the State of Florida, United States of America, by the Florida Office of Financial Regulation (“OFR”), regulated by the OFR, and is a member of the Federal Deposit Insurance Corporation (“FDIC”).
The transaction is subject to obtaining the required regulatory approvals in the United States from the OFR and the Federal Reserve (“FED”), and in Peru from the Superintendencia de Banca, Seguros y AFP (“SBS”), as well as the fulfillment of other customary closing conditions. As of the date of this report, such approvals remain pending.